Corporate information - Capital contributions (Details) R$ in Thousands	1 Months Ended
Sep. 30, 2021 BRL (R$) shares
Capital Contributions [Abstract]
Number of shares issued in settlement of options | shares	209,179
Payments for options exercised | R$	R$ 9,723